Note 12 - Commitments, Contingencies and Guarantees	12 Months Ended
Jan. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 12 - Commitments, Contingencies and Guarantees

Commitments

To facilitate a better understanding of our commitments, the following information is provided in respect of our operating and capital lease obligations:

Years Ended January 31,	Operating Leases	Capital Leases	Total
2016	4,845	271	5,116
2017	3,189	134	3,323
2018	2,026	66	2,092
2019	1,181	-	1,181
2020	215	-	215
	11,456	471	11,927

Lease Obligations

We are committed under non-cancelable operating leases for business premises, computer equipment and vehicles with terms expiring at various dates through 2020. We are also committed under non-cancelable capital leases for computer equipment expiring at various dates through 2018. The future minimum amounts payable under these lease agreements are outlined in the chart above. The $0.5 million balance of the capital lease obligation outstanding at January 31, 2015 is included in accrued liabilities in the consolidated balance sheet. Rental expense from operating leases was $5.2 million, $4.8 million and $3.7 million for the years ended January 31, 2015, January 31, 2014 and January 31, 2013, respectively.

Other Obligations

Deferred Share Unit and Cash-Settled Restricted Share Unit Plans

As described in Note 2 to these consolidated financial statements, we maintain DSU and CRSU plans for our directors and employees. Any payments made pursuant to these plans are settled in cash. For DSUs and CRSUs, the units vest over time and the liability recognized at any given consolidated balance sheet date reflects only those units vested at that date that have not yet been settled in cash. As such, we had an unrecognized aggregate liability for the unvested CRSUs of $0.7 million for which no liability was recorded on our consolidated balance sheet at January 31, 2015, in accordance with ASC Topic 718, “Compensation – Stock Compensation”. As at January 31, 2015 there were no unvested DSUs. The ultimate liability for any payment of DSUs and CRSUs is dependent on the trading price of our common shares.

Contingencies

We are subject to a variety of other claims and suits that arise from time to time in the ordinary course of our business. The consequences of these matters are not presently determinable but, in the opinion of management after consulting with legal counsel, the ultimate aggregate liability is not currently expected to have a material effect on our results of operations or financial position.

Product Warranties

In the normal course of operations, we provide our customers with product warranties relating to the performance of our hardware, software and network services. To date, we have not encountered material costs as a result of such obligations and have not accrued any liabilities related to such obligations in our consolidated financial statements.

Business combination agreements

In respect of our acquisition of Customs Info in the second quarter of fiscal 2015, up to $3.9 million in cash may have become payable had certain revenue performance targets been met by Customs Info during the calendar year 2014. The revenue performance targets were not met during the performance period and as a result no amount is payable related to the contingent consideration.

In respect of our acquisition of e-customs in the fourth quarter of fiscal 2015, up to approximately $1.2 million (GBP 0.8 million) in cash may become payable if certain revenue performance targets are met by e-customs during 2016.

In respect of our acquisition of Pentant in the fourth quarter of fiscal 2015, up to approximately $0.4 million (GBP 0.3 million) in cash may become payable if certain revenue performance targets are met by Pentant during 2016.

Guarantees

In the normal course of business we enter into a variety of agreements that may contain features that meet the definition of a guarantee under ASC Topic 460, “Guarantees”. The following lists our significant guarantees:

Intellectual property indemnification obligations

We provide indemnifications of varying scope to our customers against claims of intellectual property infringement made by third parties arising from the use of our products. In the event of such a claim, we are generally obligated to defend our customers against the claim and we are liable to pay damages and costs assessed against our customers that are payable as part of a final judgment or settlement. These intellectual property infringement indemnification clauses are not generally subject to any dollar limits and remain in force for the term of our license agreement with our customer, which license terms are typically perpetual. To date, we have not encountered material costs as a result of such indemnifications.

Other indemnification agreements

In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with purchases and sales of assets, securities offerings or buy-backs, service contracts, administration of employee benefit plans, retention of officers and directors, membership agreements and leasing transactions. These indemnifications that we provide require us, in certain circumstances, to compensate the counterparties for various costs resulting from breaches of representations or obligations under such arrangements, or as a result of third party claims that may be suffered by the counterparty as a consequence of the transaction. We believe that the likelihood that we could incur significant liability under these obligations is remote. Historically, we have not made any significant payments under such indemnifications.

In evaluating estimated losses for the guarantees or indemnities described above, we consider such factors as the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. We are unable to make a reasonable estimate of the maximum potential amount payable under such guarantees or indemnities as many of these arrangements do not specify a maximum potential dollar exposure or time limitation. The amount also depends on the outcome of future events and conditions, which cannot be predicted. Given the foregoing, to date, we have not accrued any liability in our financial statements for the guarantees or indemnities described above.